Subsequent Events (Details) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended				0 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jan. 31, 2013 Darrell Lerner [Member]	Jan. 31, 2013 Darrell Lerner [Member] Restricted Stock [Member]	Dec. 31, 2012 Darrell Lerner [Member] Restricted Stock [Member]	Jan. 31, 2013 Equinix Operating Co, Inc [Member]	Jan. 11, 2013 HP [Member]
Subsequent Events (Textual)
Restricted stock, granted			5,630,000	325,000		150,000	325,000
Restricted stock, fair value						$ 124,500	$ 364,000
Description of vesting period					Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner's termination of service without "cause"; or (iv) the date of Mr. Darrell Lerner's termination of service due to the Company's nonrenewal of the consulting agreement without "cause".	Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner's termination of service without "cause"; or (iv) the date of Mr. Darrell Lerner's termination of service due to the Company's nonrenewal of the consulting agreement without "cause"	Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; or (iii) on his termination of service without "cause".
Consulting agreement term					3 years			2 years
Per month consulting fee for first two years					25,000
Per month consulting fee beginning February 1, 2015 and ending upon the termination of the Consulting Agreement					30,000
Par value of common stock affiliates under Subscription Agreement					$ 0.0001
Aggregate purchase price of shares under Subscription Agreement					50,000
Additional aggregate purchase price of shares under Subscription Agreement	150,000
Monthly recurring fee payable pursuant to service agreement								8,450
Monthly nonrecurring fee payable pursuant to service agreement								9,700
Service agreement, additional renewable service term								12 months
Letter of credit, amount available		$ 100,000							$ 200,000
Letter of credit expiration date									Jan. 31, 2014